HYM-STATSUP-1

Statutory Prospectus Supplement dated November 29, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco High Yield Municipal Fund

The Fund will open to all investors effective as of the open of business on December 12, 2016. Class B shares closed to all investors on November 30, 2010 and will not re-open.

Accordingly, effective on December 12, 2016, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following paragraph is deleted on the front cover of the Prospectus:

“As of the open of business on August 1, 2014, the Fund limited public sales of its shares to certain investors.”

2.	The section entitled “Other Information – Limited Fund Offering” is deleted in its entirety and all references to “Limited Fund Offering” in the Prospectus are hereby removed.

HYM-STATSUP-1

ATEF-STATSUP-1

Statutory Prospectus Supplement dated November 29, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 shares of the Funds listed below:

Invesco High Yield Municipal Fund

Invesco Limited Term Municipal Income Fund

Invesco High Yield Municipal Fund will open to all investors effective as of the open of business on December 12, 2016.

Accordingly, effective on December 12, 2016, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following paragraph is deleted on the front cover of the Prospectus:

“As of the open of business on August 1, 2014, Invesco High Yield Municipal Fund limited public sales of its shares to certain investors.”

2.	The section entitled “Other Information – Limited Fund Offering (Invesco High Yield Municipal Fund)” is deleted in its entirety and all references to “Limited Fund Offering” in the Prospectus are hereby removed.

ATEF-STATSUP-1